UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:           March 31, 2012
                                                    ------------------------

Check here if Amendment [  ]; Amendment Number:  ____
 This Amendment (Check only one.):        [ ] is a restatement.
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                  Dr. Jeffrey R. Jay, M.D.
Address:               165 Mason Street - 3rd Floor
                       Greenwich, CT  06830

13F File Number:  028-12517

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:
            --------------------------------------------------------------------
Title:
            --------------------------------------------------------------------
Phone:
            --------------------------------------------------------------------

Signature, Place, and Date of Signing:

  /s/ Dr. Jeffrey R. Jay, M.D.            Greenwich, CT           May 14, 2012
---------------------------------   ------------------------   -----------------
     [Signature]                         [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


         13F File Number             Name

         28-
            --------------           -------------------------------------------

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              2
                                          -------------

Form 13F Information Table Entry Total:         34
                                          -------------

Form 13F Information Table Value Total:    $    110,798
                                            -----------
                                             (thousands)


List of Other Included Managers:           Mr. David Kroin
                                           Great Point Partners, LLC


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.              13F File Number           Name

1                028-13262                 Mr. David Kroin
2                028-11743                 Great Point Partners, LLC

                COLUMN 1              COLUMN 2  COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6    COLUMN 7     COLUMN 8
------------------------------------- -------- ---------- ---------- -------------------- ------------- -------- -------------------
                                      TITLE OF              VALUE     SHRS OR    SH/ PUT/  INVESTMENT    OTHER    VOTING AUTHORITY
             NAME OF ISSUER            CLASS     CUPSIP    (x$1000)   PRN AMT    PRN CALL  DISCRETION   MANAGER SOLE     SHARED NONE
------------------------------------- -------- ---------- ---------- -------------------- ------------- ------- -------- ------ ----
AMAG PHARMACEUTICALS, INC.              COM    00163U106    2         150        SH       Share-Defined    1,2        150     0 None
ABIOMED INC.                            COM    003654100    4,693     211,500    SH       Share-Defined    1,2    211,500     0 None
AMARIN CORPORATION PLC SPONSORED ADR    COM    023111206    2,305     203,600    SH       Share-Defined    1,2    203,600     0 None
ARRAY BIOPHARMA INC.                    COM    04269X105    4,105     1,205,566  SH       Share-Defined    1,2  1,205,566     0 None
BIODEL INC.                             COM    09064M105    2,208     3,741,611  SH       Share-Defined    1,2  3,741,611     0 None
CARDICA, INC.                           COM    14141R101    1,487     695,000    SH       Share-Defined    1,2    695,000     0 None
CHINA KANGHUI HOLDINGS SPONSORED ADR    COM    16890V100    5,941     312,500    SH       Share-Defined    1,2    312,500     0 None
DISCOVERY LABORATORIES INC NEW          COM    254668403    1,474     550,000    SH       Share-Defined    1,2    550,000     0 None
EPICEPT CORP.                           COM    294264304    34        165,451    SH       Share-Defined    1,2    165,451     0 None
GEN-PROBE INCORPORATED                  COM    36866T103    2,988     45,000     SH       Share-Defined    1,2     45,000     0 None
HANSEN MEDICAL, INC.                    COM    411307101    1,500     500,000    SH       Share-Defined    1,2    500,000     0 None
INSULET CORPORATION                     COM    45784P101    4,785     250,000    SH       Share-Defined    1,2    250,000     0 None
KERYX BIOPHARMACEUTICALS INC.           COM    492515101    1,992     400,000    SH  PUT  Share-Defined    1,2    400,000     0 None
KERYX BIOPHARMACEUTICALS INC.           COM    492515101    2,465     495,000    SH  CALL Share-Defined    1,2    495,000     0 None
KERYX BIOPHARMACEUTICALS INC.           COM    492515101    817       164,000    SH  PUT  Share-Defined    1,2    164,000     0 None
KERYX BIOPHARMACEUTICALS INC.           COM    492515101    5,055     1,015,000  SH  PUT  Share-Defined    1,2  1,015,000     0 None
MERIT MEDICAL SYS INC.                  COM    589889104    1,677     135,000    SH       Share-Defined    1,2    135,000     0 None
NPS PHARMACEUTICALS INC.                COM    62936P103    2,136     1,774,223  SH       Share-Defined    1,2  1,774,223     0 None
NPS PHARMACEUTICALS INC.                COM    62936P103    1,600     233,900    SH  CALL Share-Defined    1,2    233,900     0 None
NPS PHARMACEUTICALS INC.                COM    62936P103    497       72,600     SH  CALL Share-Defined    1,2     72,600     0 None
NATUS MEDICAL INC.                      COM    639050103    597       50,000     SH       Share-Defined    1,2     50,000     0 None
ONCOGENEX PHARMACEUTICAL INC.           COM    68230A106    9,755     734,000    SH       Share-Defined    1,2    734,000     0 None
ONCOTHYREON INC.                        COM    682324108    8,502     1,950,000  SH       Share-Defined    1,2  1,950,000     0 None
PAIN THERAPEUTICS INC.                  COM    69562K100    3,077     850,000    SH       Share-Defined    1,2    850,000     0 None
PALATIN TECHNOLOGIES INC.               COM    696077403    2,372     3,250,000  SH       Share-Defined    1,2  3,250,000     0 None
POZEN INC.                              COM    73941U102    3,450     575,000    SH       Share-Defined    1,2    575,000     0 None
RTI BIOLOGICS, INC.                     COM    74975N105    241       65,000     SH       Share-Defined    1,2     65,000     0 None
RIGEL PHARMACEUTICALS INC.              COM    766559603    4,764     591,817    SH       Share-Defined    1,2    591,817     0 None
SANTARUS INC.                           COM    802817304    7,407     1,266,110  SH       Share-Defined    1,2  1,266,110     0 None
SPECTRANETICS CORP                      COM    84760C107    1,560     150,000    SH       Share-Defined    1,2    150,000     0 None
TENGION INC.                            COM    88034G109    503       901,603    SH       Share-Defined    1,2    901,603     0 None
TRIUS THERAPEUTICS INC.                 COM    89685K100    963       180,000    SH       Share-Defined    1,2    180,000     0 None
VANDA PHARMACEUTICALS INC.              COM    921659108    3,736     780,000    SH       Share-Defined    1,2    780,000     0 None
VENTRUS BIOSCIENCES, INC.               COM    922822101    6,110     612,800    SH       Share-Defined    1,2    612,800     0 None
